Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Variable Interest Entity [Line Items]
Total assets	¥ 305,228,899	¥ 300,570,312	¥ 297,185,019
Consolidated assets, Cash and due from banks	33,924,340	32,648,387
Consolidated assets, Interest-earning deposits in other banks	40,646,920	43,209,662
Consolidated assets, Trading account assets	40,576,618	35,186,689
Consolidated assets, Investment securities	44,938,004	43,654,249
Consolidated assets, Loans	116,225,757	116,271,771
Total liabilities	289,244,151	284,924,497
Consolidated liabilities, Deposits	199,280,789	195,674,593
Consolidated liabilities, Other short-term borrowings	6,731,073	6,881,124
Consolidated liabilities, Long-term debt	27,990,543	27,069,556
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	18,220,086	19,190,993
Consolidated assets, Cash and due from banks	7	130
Consolidated assets, Interest-earning deposits in other banks	23,655	23,161
Consolidated assets, Trading account assets	528,690	477,583
Consolidated assets, Investment securities	1,828,194	1,952,683
Consolidated assets, Loans	15,545,328	16,550,107
Consolidated assets, All other assets	294,212	187,329
Total liabilities	572,714	623,439
Consolidated liabilities, Deposits
Consolidated liabilities, Other short-term borrowings	20,535	28,451
Consolidated liabilities, Long-term debt	490,033	510,948
Consolidated liabilities, All other liabilities	62,146	84,040
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member]
Variable Interest Entity [Line Items]
Total assets	25,992,862	26,414,149
Consolidated assets, Cash and due from banks	93,178	53,584
Consolidated assets, Interest-earning deposits in other banks	53,016	82,311
Consolidated assets, Trading account assets	533,792	481,387
Consolidated assets, Investment securities	1,891,525	2,041,441
Consolidated assets, Loans	23,097,643	23,546,424
Consolidated assets, All other assets	323,708	209,002
Total liabilities	25,171,410	25,716,760
Consolidated liabilities, Deposits	7,616,575	7,103,738
Consolidated liabilities, Other short-term borrowings	4,735,822	5,220,328
Consolidated liabilities, Long-term debt	12,007,173	12,760,168
Consolidated liabilities, All other liabilities	811,840	632,526
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	6,698,146	7,390,029
Consolidated assets, Cash and due from banks	92,310	52,703
Consolidated assets, Interest-earning deposits in other banks	26,101	44,902
Consolidated assets, Trading account assets	3,005	2,273
Consolidated assets, Investment securities	1,424,444	1,777,017
Consolidated assets, Loans	5,124,462	5,502,892
Consolidated assets, All other assets	27,824	10,242
Total liabilities	6,691,362	7,409,190
Consolidated liabilities, Other short-term borrowings	4,678,588	5,176,663
Consolidated liabilities, Long-term debt	1,552,572	1,708,354
Consolidated liabilities, All other liabilities	460,202	524,173
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	680,922	598,662
Consolidated assets, Interest-earning deposits in other banks	14,113	10,300
Consolidated assets, Trading account assets	477,239	461,036
Consolidated assets, Investment securities	18,118	19,895
Consolidated assets, All other assets	171,452	107,431
Total liabilities	6,852	11,735
Consolidated liabilities, Long-term debt	5,158
Consolidated liabilities, All other liabilities	1,694	11,735
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	203,458	198,484
Consolidated assets, Interest-earning deposits in other banks	2,214	2,332
Consolidated assets, Loans	127,243	149,194
Consolidated assets, All other assets	74,001	46,958
Total liabilities	114,469	115,353
Consolidated liabilities, Other short-term borrowings	609	587
Consolidated liabilities, Long-term debt	111,523	112,054
Consolidated liabilities, All other liabilities	2,337	2,712
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	279,327	152,781
Consolidated assets, Cash and due from banks	506	520
Consolidated assets, Trading account assets	53,346	17,376
Consolidated assets, Investment securities	137,509	92,210
Consolidated assets, Loans	86,753	42,632
Consolidated assets, All other assets	1,213	43
Total liabilities	277,179	148,928
Consolidated liabilities, Other short-term borrowings	48,014	12,676
Consolidated liabilities, Long-term debt	174,215	132,012
Consolidated liabilities, All other liabilities	54,950	4,240
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Securitization of MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Total assets	10,208,496	10,852,539
Consolidated assets, Loans	10,183,624	10,827,488
Consolidated assets, All other assets	24,872	25,051
Total liabilities	10,167,632	10,816,672
Consolidated liabilities, Other short-term borrowings		5,000
Consolidated liabilities, Long-term debt	10,162,231	10,806,145
Consolidated liabilities, All other liabilities	5,401	5,527
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets	7,888,210	7,177,407
Consolidated assets, Interest-earning deposits in other banks	8,953	10,541
Consolidated assets, Trading account assets	202	702
Consolidated assets, Investment securities	311,412	152,277
Consolidated assets, Loans	7,565,862	7,011,255
Consolidated assets, All other assets	1,781	2,632
Total liabilities	7,881,332	7,171,852
Consolidated liabilities, Deposits	7,616,575	7,103,738
Consolidated liabilities, Other short-term borrowings		655
Consolidated liabilities, All other liabilities	264,757	67,459
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Others [Member]
Variable Interest Entity [Line Items]
Total assets	34,303	44,247
Consolidated assets, Cash and due from banks	362	361
Consolidated assets, Interest-earning deposits in other banks	1,635	14,236
Consolidated assets, Investment securities	42	42
Consolidated assets, Loans	9,699	12,963
Consolidated assets, All other assets	22,565	16,645
Total liabilities	32,584	43,030
Consolidated liabilities, Other short-term borrowings	8,611	24,747
Consolidated liabilities, Long-term debt	1,474	1,603
Consolidated liabilities, All other liabilities	22,499	16,680
Consolidated VIEs [Member] | Amounts Eliminated in Consolidation [Member]
Variable Interest Entity [Line Items]
Total assets	(7,772,776)	(7,223,156)
Consolidated assets, Cash and due from banks	(93,171)	(53,454)
Consolidated assets, Interest-earning deposits in other banks	(29,361)	(59,150)
Consolidated assets, Trading account assets	(5,102)	(3,804)
Consolidated assets, Investment securities	(63,331)	(88,758)
Consolidated assets, Loans	(7,552,315)	(6,996,317)
Consolidated assets, All other assets	(29,496)	(21,673)
Total liabilities	(14,676,389)	(15,347,991)
Consolidated liabilities, Deposits	(50,396)
Consolidated liabilities, Other short-term borrowings	(2,996,041)	(3,028,987)
Consolidated liabilities, Long-term debt	(11,517,019)	(12,248,680)
Consolidated liabilities, All other liabilities	(112,933)	(70,324)
Consolidated VIEs [Member] | Amount of Liabilities with Recourse to General Credit of MUFG Group [Member]
Variable Interest Entity [Line Items]
Total liabilities	(9,922,307)	(9,745,330)
Consolidated liabilities, Deposits	(7,566,179)	(7,103,738)
Consolidated liabilities, Other short-term borrowings	(1,719,246)	(2,162,890)
Consolidated liabilities, Long-term debt	(121)	(540)
Consolidated liabilities, All other liabilities	¥ (636,761)	¥ (478,162)